BUSINESS SEGMENT INFORMATION - Business Segment Information (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Business Segment Information
Total net sales	$ 27,448	$ 24,878	$ 23,196
Other segment items	17,131	15,375	14,762
Pension and other postretirement benefits income	(43)	(24)	(15)
Restructuring program charges	(133)	(202)	(57)	$ (335)
Income before income taxes	4,932	4,566	3,827
Income tax expense	841	768	604
Net income	4,090	3,798	3,223
Less net income for noncontrolling interests	(3)	(4)	(5)
Net income attributable to Eaton ordinary shareholders	4,087	3,794	3,218
Electrical Americas
Business Segment Information
Total net sales	13,276	11,436	10,098
Electrical Global
Business Segment Information
Total net sales	6,815	6,248	6,084
Aerospace
Business Segment Information
Total net sales	4,249	3,744	3,413
Mobility
Business Segment Information
Total net sales	3,109	3,451	3,601
Operating segments
Business Segment Information
Total net sales	27,448	24,878	23,196
Other segment items	20,735	18,919	18,103
Segment operating profit (loss)	6,713	5,959	5,093
Operating segments | Electrical Americas
Business Segment Information
Total net sales	13,276	11,436	10,098
Other segment items	9,304	7,981	7,423
Segment operating profit (loss)	3,972	3,455	2,675
Restructuring program charges	(14)	(12)	(5)
Operating segments | Electrical Global
Business Segment Information
Total net sales	6,815	6,248	6,084
Other segment items	5,492	5,099	4,908
Segment operating profit (loss)	1,323	1,149	1,176
Restructuring program charges	(63)	(88)	(26)
Operating segments | Aerospace
Business Segment Information
Total net sales	4,249	3,744	3,413
Other segment items	3,236	2,885	2,633
Segment operating profit (loss)	1,013	859	780
Restructuring program charges	(10)	(9)	(5)
Operating segments | Mobility
Business Segment Information
Total net sales	3,109	3,451	3,601
Other segment items	2,704	2,955	3,140
Segment operating profit (loss)	405	496	461
Restructuring program charges	(31)	(64)	(13)
Corporate
Business Segment Information
Intangible asset amortization expense	(486)	(425)	(450)
Interest expense - net	(241)	(130)	(151)
Pension and other postretirement benefits income	19	40	46
Restructuring program charges	(14)	(29)	(8)
Other expense - net	$ (941)	$ (675)	$ (654)